Segments (Revenue Reconciliation) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Revenue
Revenue	$ 92,793	$ 98,367	[1]	$ 102,874	[1]
Total reportable segments
Revenue
Revenue	100,527	105,732	[1]	110,193	[1]
Internal transactions
Revenue
Revenue	(8,108)	(7,843)	[1]	(7,896)	[1]
Other revenue adjustments
Revenue
Revenue	$ 374	$ 478	[1]	$ 577	[1]

[1]	Reclassifed to reflect discontinued operation presentation.